Retirement Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Retirement Benefits [Abstract]
Employers contribution as percentage of employees contribution	50.00%
Expense under the saving plans	$ 9.6	$ 8.7	$ 8.1
Pension and other postretirement, Company contributions as percent of base salary			5.00%
Pension contributions vesting period			4 years
Pension and other postretirement benefits cost	$ 2.4	$ 2.3	$ 2.3